Lease Assets and Lease Liabilities - Summary of Detailed Information Related to Administrative and Marketing Expenses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement [line items]
Rent expense - variable lease payments	$ 48.7
Rent expense - short-term leases and leases of low value assets	10.0
Income from subleases	(5.1)
Total	$ 53.6